Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2019
Contingent liabilities and commitments [abstract]
Summary of Contingent Liabilities and Commitments
Contingent liabilities and commitments
	Less than 1 month		1–3 months		3–12 months		1–5 years		Over 5 years		Maturity not applicable		Total
	2019	2018	2019	2018	2019	2018[2]	2019	2018	2019	2018	2019	2018	2019	2018[2]
Contingent liabilities in respect of
– Guarantees [1]	11,441	12,644	1,187	891	3,373	3,475	6,355	3,536	5,146	5,710			27,502	26,256
– Irrevocable letters of credit	9,770	10,346	4,987	4,499	1,259	998	322	374	3	3			16,340	16,220
– other	57	53					75	115					131	168
	21,268	23,043	6,174	5,389	4,631	4,473	6,752	4,026	5,149	5,713			43,974	42,644

Guarantees issued by ING Groep N.V.									319	364			319	364

Irrevocable facilities	64,036	63,499	2,289	2,699	16,766	13,731	30,152	32,717	6,760	6,876			120,002	119,522
	85,304	86,541	8,462	8,088	21,397	18,204	36,905	36,743	12,228	12,954			164,296	162,530

1 The prior period has been updated to improve consistency and comparability of the amounts per maturity of guarantees.

2 ING in the Netherlands offers credit facilities to clients, linked to ING current accounts. After a review of the product conditions in 2019, it has been concluded that these facilities are irrevocable and therefore reported as such above. The prior period has been updated to improve consistency and comparability.